LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2012
LONG-TERM DEBT [Abstract]
Schedule of Long-Term Debt
(in thousands of $)	June 30, 2012	December 31, 2011
Long-term debt:
8.5% Senior Notes due 2013	274,209	274,209
NOK500 million senior unsecured floating rate bonds due 2014	73,297	74,583
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022	1,426,777	1,436,672
	1,899,283	1,910,464
Less: current portion of long-term debt	(209,378)	(150,342)
	1,689,905	1,760,122

Schedule of Maturities of Long-term Debt
The outstanding debt as of June 30, 2012 is repayable as follows:

(in thousands of $) Year ending December 31
2012 (remaining six months)	81,146
2013	497,656
2014	304,786
2015	367,814
2016	177,171
Thereafter	470,710
Total debt	1,899,283

Available for Drawdown Under Loan Facilities
The following table summarizes the amounts available for drawdown under the Company's loan facilities as at June 30, 2012.

	As of June 30, 2012
(in millions of $)	Utilized	Available
Loan facilities secured with mortgages on vessels and rig including newbuildings	1,360.8	11.1
Loan facilities secured against 8.5% Senior Notes held as treasury notes	66.0	-
Loan facilities secured against investment in securities	-	11.6
Unsecured borrowings:
8.5% Senior Notes due 2013	274.2	-
NOK500 million senior unsecured bonds due 2014	73.3	-
3.75% senior unsecured convertible bonds due 2016	125.0	-
	1,899.3	22.7